CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of goods sold, inventory write-downs	$ 305,175	$ 6,113	$ 180,213
Cost of goods sold, provisions for loss on firm purchase commitment	27,637	0	1,120
General and administrative expenses, provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable	$ 174,315	$ 3,872	$ 22,425